Earnings Per Share	9 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share

Note 13 - Earnings Per Share

Basic earnings per share is computed using the weighted average number of shares outstanding. Diluted earnings per share is computed using the weighted average number of shares outstanding adjusted for the incremental shares attributed to potentially diluted securities. There were no potential diluted securities outstanding for each of the periods presented. The  following table sets forth the computation of basic and diluted earnings per share:

	Successor	Predecessor	Successor	Predecessor	Predecessor
	Nine months ended December 31, 2017	Nine months ended December 31, 2016	Period January 11 through March 31, 2017	Period April 1, 2016 through January 10, 2017	Year ended March 31, 2016
	(Unaudited)	(Unaudited)	(Audited)	(Audited)	(Audited)

Numerator:
Net income	$922,850	$56,309	$304,219	$52,158	$17,998
Denominator:
Weighted-average shares outstanding-Basic and diluted	548,507,636	44,365	334,177,215	51,050	1
Earnings per share
-Basic and diluted	$0.002	$1.269	$0.001	$1.022	$17,998